Expense Example {- Government Portfolio} - 03.31 FIMM Funds Class 3 Combo PRO-10 - Government Portfolio - Class III	May 29, 2021 USD ($)
Expense Example:
1 year	$ 44
3 years	142
5 years	249
10 years	$ 564